Share-based compensation - Summary of Impact of Changes on Stock Options Expense for Options Granted (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	€ 248	€ 267	€ 321
Volatility decreased by 10%
Stock option expense increase/(decrease) under the following assumption changes
Volatility increase (decrease) by 10%	(5)
Volatility increase by 10%
Stock option expense increase/(decrease) under the following assumption changes
Volatility increase (decrease) by 10%	5
Expected life decrease by 1 year
Stock option expense increase/(decrease) under the following assumption changes
Expected life increase (decrease) by 1 year	(5)
Expected life increase by 1 year
Stock option expense increase/(decrease) under the following assumption changes
Expected life increase (decrease) by 1 year	4
Actual stock option expense
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	€ 28